Supplemental guarantor financial information (Condensed consolidated statements of cash flows - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net income		$ 334,394	$ 254,347	$ 581,291	$ 520,066
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		419,093	417,734	844,942	840,447
Asset impairment		17,819	13,978	22,850	16,086
Amortization of debt issuance costs, debt discount, debt premium and lease premium				42,783	41,845
Amortization of fair value adjustments on debt				(45,961)	(80,221)
Accretion of fair value adjustments on deposits and maintenance liabilities				7,449	9,933
Maintenance rights write-off	[1]			144,267	160,233
Maintenance liability release to income				(89,985)	(113,184)
Net gain on sale of assets		(78,157)	(51,225)	(99,698)	(140,525)
Deferred income taxes				88,055	77,074
Collections of finance and sales-type leases				45,448
Other				84,783	48,319
Net cash provided by operating activities				1,520,244	1,345,218
Purchase of flight equipment				(1,483,186)	(1,594,556)
Proceeds from sale or disposal of assets				733,157	1,195,770
Prepayments on flight equipment				(579,217)	(868,265)
Collections of finance and sales-type leases				0	46,211
Other				(11)	(20,935)
Net cash used in investing activities				(1,329,257)	(1,241,775)
Issuance of debt				4,157,089	2,443,006
Repayment of debt				(4,618,972)	(2,242,343)
Debt issuance costs paid, net of debt premium received				(8,422)	(40,457)
Maintenance payments received				358,694	362,801
Maintenance payments returned				(206,456)	(276,144)
Security deposits received				147,200	85,808
Security deposits returned				(141,364)	(92,999)
Dividend paid to non-controlling interest holders				(3,045)	(2,700)
Repurchase of shares and tax withholdings on share-based compensation				(320,058)	(508,680)
Net cash used in financing activities				(635,334)	(271,708)
Net decrease in cash, cash equivalents and restricted cash				(444,347)	(168,265)
Effect of exchange rate changes				(403)	2,613
Cash, cash equivalents and restricted cash at beginning of period				1,415,035	2,024,125
Cash, cash equivalents and restricted cash at end of period		970,285	1,858,473	970,285	1,858,473
AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income		334,000	254,000	581,000	520,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		0	0	0	0
Depreciation and amortization		419,000	418,000	845,000	841,000
Asset impairment		18,000	14,000	23,000	16,000
Amortization of debt issuance costs, debt discount, debt premium and lease premium				43,000	42,000
Amortization of fair value adjustments on debt				(46,000)	(80,000)
Accretion of fair value adjustments on deposits and maintenance liabilities				7,000	10,000
Maintenance rights write-off				145,000	160,000
Maintenance liability release to income				(90,000)	(113,000)
Net gain on sale of assets		(78,000)	(52,000)	(100,000)	(141,000)
Deferred income taxes				88,000	76,000
Collections of finance and sales-type leases				45,000
Other				85,000	48,000
Cash flow from operating activities before changes in working capital				1,626,000	1,379,000
Working capital				(106,000)	(35,000)
Net cash provided by operating activities				1,520,000	1,344,000
Purchase of flight equipment				(1,483,000)	(1,595,000)
Proceeds from sale or disposal of assets				733,000	1,196,000
Prepayments on flight equipment				(579,000)	(868,000)
Collections of finance and sales-type leases					46,000
Other					(21,000)
Net cash used in investing activities				(1,329,000)	(1,242,000)
Issuance of debt				4,157,000	2,443,000
Repayment of debt				(4,619,000)	(2,242,000)
Debt issuance costs paid, net of debt premium received				(8,000)	(40,000)
Maintenance payments received				358,000	363,000
Maintenance payments returned				(206,000)	(276,000)
Security deposits received				147,000	86,000
Security deposits returned				(141,000)	(93,000)
Dividend paid to non-controlling interest holders				(3,000)	(3,000)
Repurchase of shares and tax withholdings on share-based compensation				(320,000)	(509,000)
Net cash used in financing activities				(635,000)	(271,000)
Net decrease in cash, cash equivalents and restricted cash				(444,000)	(169,000)
Effect of exchange rate changes				(1,000)	3,000
Cash, cash equivalents and restricted cash at beginning of period				1,415,000	2,024,000
Cash, cash equivalents and restricted cash at end of period		970,000	1,858,000	970,000	1,858,000
Reportable Legal Entities | AerCap Global Aviation Trust | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income		265,000	218,000	439,000	456,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(139,000)	(77,000)	(196,000)	(152,000)
Depreciation and amortization		112,000	145,000	236,000	296,000
Asset impairment		0	0	3,000	0
Amortization of debt issuance costs, debt discount, debt premium and lease premium				10,000	9,000
Amortization of fair value adjustments on debt				(46,000)	(79,000)
Accretion of fair value adjustments on deposits and maintenance liabilities				2,000	4,000
Maintenance rights write-off				68,000	65,000
Maintenance liability release to income				(40,000)	(46,000)
Net gain on sale of assets		(33,000)	(23,000)	(48,000)	(36,000)
Deferred income taxes				36,000	43,000
Collections of finance and sales-type leases				20,000
Other				(6,000)	1,000
Cash flow from operating activities before changes in working capital				478,000	561,000
Working capital				521,000	(1,445,000)
Net cash provided by operating activities				999,000	(884,000)
Purchase of flight equipment				(287,000)	(501,000)
Proceeds from sale or disposal of assets				250,000	579,000
Prepayments on flight equipment				(210,000)	(296,000)
Collections of finance and sales-type leases					24,000
Other					0
Net cash used in investing activities				(247,000)	(194,000)
Issuance of debt				2,107,000	1,793,000
Repayment of debt				(3,101,000)	(750,000)
Debt issuance costs paid, net of debt premium received					(16,000)
Debt issuance costs paid, net of debt premium received				5,000
Maintenance payments received				109,000	126,000
Maintenance payments returned				(59,000)	(94,000)
Security deposits received				79,000	25,000
Security deposits returned				(55,000)	(29,000)
Dividend paid to non-controlling interest holders				0	0
Repurchase of shares and tax withholdings on share-based compensation				0	0
Net cash used in financing activities				(915,000)	1,055,000
Net decrease in cash, cash equivalents and restricted cash				(163,000)	(23,000)
Effect of exchange rate changes				0	0
Cash, cash equivalents and restricted cash at beginning of period				318,000	222,000
Cash, cash equivalents and restricted cash at end of period		155,000	199,000	155,000	199,000
Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income		229,000	181,000	362,000	389,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(265,000)	(218,000)	(439,000)	(456,000)
Depreciation and amortization		0	0	0	0
Asset impairment		0	0	0	0
Amortization of debt issuance costs, debt discount, debt premium and lease premium				2,000	3,000
Amortization of fair value adjustments on debt				0	0
Accretion of fair value adjustments on deposits and maintenance liabilities				0	0
Maintenance rights write-off				0	0
Maintenance liability release to income				0	0
Net gain on sale of assets		0	0	0	0
Deferred income taxes				(10,000)	(10,000)
Collections of finance and sales-type leases				0
Other				0	0
Cash flow from operating activities before changes in working capital				(85,000)	(74,000)
Working capital				(534,000)	65,000
Net cash provided by operating activities				(619,000)	(9,000)
Purchase of flight equipment				0	0
Proceeds from sale or disposal of assets				0	0
Prepayments on flight equipment				0	0
Collections of finance and sales-type leases					0
Other					0
Net cash used in investing activities				0	0
Issuance of debt				630,000	0
Repayment of debt				0	0
Debt issuance costs paid, net of debt premium received				(2,000)	0
Maintenance payments received				0	0
Maintenance payments returned				0	0
Security deposits received				0	0
Security deposits returned				0	0
Dividend paid to non-controlling interest holders				0	0
Repurchase of shares and tax withholdings on share-based compensation				0	0
Net cash used in financing activities				628,000	0
Net decrease in cash, cash equivalents and restricted cash				9,000	(9,000)
Effect of exchange rate changes				0	0
Cash, cash equivalents and restricted cash at beginning of period				6,000	14,000
Cash, cash equivalents and restricted cash at end of period		15,000	5,000	15,000	5,000
Reportable Legal Entities | AerCap Holdings N.V. | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income		331,000	254,000	566,000	520,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(330,000)	(257,000)	(566,000)	(532,000)
Depreciation and amortization		0	0	0	0
Asset impairment		0	0	0	0
Amortization of debt issuance costs, debt discount, debt premium and lease premium				0	0
Amortization of fair value adjustments on debt				0	0
Accretion of fair value adjustments on deposits and maintenance liabilities				0	0
Maintenance rights write-off				0	0
Maintenance liability release to income				0	0
Net gain on sale of assets		0	0	0	0
Deferred income taxes				0	(2,000)
Collections of finance and sales-type leases				0
Other				17,000	35,000
Cash flow from operating activities before changes in working capital				17,000	21,000
Working capital				302,000	472,000
Net cash provided by operating activities				319,000	493,000
Purchase of flight equipment				0	0
Proceeds from sale or disposal of assets				0	0
Prepayments on flight equipment				0	0
Collections of finance and sales-type leases					0
Other					0
Net cash used in investing activities				0	0
Issuance of debt				0	0
Repayment of debt				0	0
Debt issuance costs paid, net of debt premium received				0	0
Maintenance payments received				0	0
Maintenance payments returned				0	0
Security deposits received				0	0
Security deposits returned				0	0
Dividend paid to non-controlling interest holders				0	0
Repurchase of shares and tax withholdings on share-based compensation				(320,000)	(509,000)
Net cash used in financing activities				(320,000)	(509,000)
Net decrease in cash, cash equivalents and restricted cash				(1,000)	(16,000)
Effect of exchange rate changes				0	0
Cash, cash equivalents and restricted cash at beginning of period				3,000	21,000
Cash, cash equivalents and restricted cash at end of period		2,000	5,000	2,000	5,000
Reportable Legal Entities | Guarantors | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income		355,000	250,000	600,000	566,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(279,000)	(187,000)	(433,000)	(457,000)
Depreciation and amortization		46,000	31,000	90,000	56,000
Asset impairment		12,000	0	12,000	0
Amortization of debt issuance costs, debt discount, debt premium and lease premium				0	2,000
Amortization of fair value adjustments on debt				0	0
Accretion of fair value adjustments on deposits and maintenance liabilities				0	0
Maintenance rights write-off				10,000	7,000
Maintenance liability release to income				(20,000)	(8,000)
Net gain on sale of assets		(1,000)	(5,000)	(5,000)	(13,000)
Deferred income taxes				27,000	15,000
Collections of finance and sales-type leases				11,000
Other				37,000	13,000
Cash flow from operating activities before changes in working capital				329,000	181,000
Working capital				(504,000)	248,000
Net cash provided by operating activities				(175,000)	429,000
Purchase of flight equipment				(180,000)	(550,000)
Proceeds from sale or disposal of assets				93,000	120,000
Prepayments on flight equipment				(1,000)	0
Collections of finance and sales-type leases					14,000
Other					0
Net cash used in investing activities				(88,000)	(416,000)
Issuance of debt				4,000	0
Repayment of debt				(8,000)	(15,000)
Debt issuance costs paid, net of debt premium received				0	(1,000)
Maintenance payments received				50,000	42,000
Maintenance payments returned				(25,000)	(9,000)
Security deposits received				21,000	28,000
Security deposits returned				(19,000)	(28,000)
Dividend paid to non-controlling interest holders				0	0
Repurchase of shares and tax withholdings on share-based compensation				0	0
Net cash used in financing activities				23,000	17,000
Net decrease in cash, cash equivalents and restricted cash				(240,000)	30,000
Effect of exchange rate changes				(1,000)	3,000
Cash, cash equivalents and restricted cash at beginning of period				738,000	1,237,000
Cash, cash equivalents and restricted cash at end of period		497,000	1,270,000	497,000	1,270,000
Reportable Legal Entities | Non- Guarantors | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income		(85,000)	(87,000)	(150,000)	(257,000)
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		252,000	177,000	398,000	443,000
Depreciation and amortization		261,000	242,000	519,000	489,000
Asset impairment		6,000	14,000	8,000	16,000
Amortization of debt issuance costs, debt discount, debt premium and lease premium				31,000	28,000
Amortization of fair value adjustments on debt				0	(1,000)
Accretion of fair value adjustments on deposits and maintenance liabilities				5,000	6,000
Maintenance rights write-off				67,000	88,000
Maintenance liability release to income				(30,000)	(59,000)
Net gain on sale of assets		(44,000)	(24,000)	(47,000)	(92,000)
Deferred income taxes				35,000	30,000
Collections of finance and sales-type leases				14,000
Other				37,000	(1,000)
Cash flow from operating activities before changes in working capital				887,000	690,000
Working capital				109,000	625,000
Net cash provided by operating activities				996,000	1,315,000
Purchase of flight equipment				(1,016,000)	(544,000)
Proceeds from sale or disposal of assets				390,000	497,000
Prepayments on flight equipment				(368,000)	(572,000)
Collections of finance and sales-type leases					8,000
Other					(21,000)
Net cash used in investing activities				(994,000)	(632,000)
Issuance of debt				1,416,000	650,000
Repayment of debt				(1,510,000)	(1,477,000)
Debt issuance costs paid, net of debt premium received				(11,000)	(23,000)
Maintenance payments received				199,000	195,000
Maintenance payments returned				(122,000)	(173,000)
Security deposits received				47,000	33,000
Security deposits returned				(67,000)	(36,000)
Dividend paid to non-controlling interest holders				(3,000)	(3,000)
Repurchase of shares and tax withholdings on share-based compensation				0	0
Net cash used in financing activities				(51,000)	(834,000)
Net decrease in cash, cash equivalents and restricted cash				(49,000)	(151,000)
Effect of exchange rate changes				0	0
Cash, cash equivalents and restricted cash at beginning of period				350,000	530,000
Cash, cash equivalents and restricted cash at end of period		301,000	379,000	301,000	379,000
Eliminations | AGAT/AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income		(761,000)	(562,000)	(1,236,000)	(1,154,000)
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		761,000	562,000	1,236,000	1,154,000
Depreciation and amortization		0	0	0	0
Asset impairment		0	0	0	0
Amortization of debt issuance costs, debt discount, debt premium and lease premium				0	0
Amortization of fair value adjustments on debt				0	0
Accretion of fair value adjustments on deposits and maintenance liabilities				0	0
Maintenance rights write-off				0	0
Maintenance liability release to income				0	0
Net gain on sale of assets		0	0	0	0
Deferred income taxes				0	0
Collections of finance and sales-type leases				0
Other				0	0
Cash flow from operating activities before changes in working capital				0	0
Working capital				0	0
Net cash provided by operating activities				0	0
Purchase of flight equipment				0	0
Proceeds from sale or disposal of assets				0	0
Prepayments on flight equipment				0	0
Collections of finance and sales-type leases					0
Other					0
Net cash used in investing activities				0	0
Issuance of debt				0	0
Repayment of debt				0	0
Debt issuance costs paid, net of debt premium received				0	0
Maintenance payments received				0	0
Maintenance payments returned				0	0
Security deposits received				0	0
Security deposits returned				0	0
Dividend paid to non-controlling interest holders				0	0
Repurchase of shares and tax withholdings on share-based compensation				0	0
Net cash used in financing activities				0	0
Net decrease in cash, cash equivalents and restricted cash				0	0
Effect of exchange rate changes				0	0
Cash, cash equivalents and restricted cash at beginning of period				0	0
Cash, cash equivalents and restricted cash at end of period		$ 0	$ 0	$ 0	$ 0

[1]	Maintenance rights write-off consisted of the following:

EOL and MR contract maintenance rights expense	$37,521	$89,427
MR contract maintenance rights write-off due to maintenance liability release	9,403	11,971
EOL contract maintenance rights write-off due to cash receipt	97,343	58,835
Maintenance rights write-off	$144,267	$160,233